Corporate Restructuring Plan (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Schedule of Total Amount Expected to be Incurred and Liability
The following table summarizes the restructuring and impairment charges by category for the Plan for the periods presented (in thousands):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Asset impairment for leasehold improvements	$—	$2,644
One-time employee termination benefits	41	1,816
Building and construction work in progress impairment	41,542	41,542
Contract terminations	—	1,888
Right-of-use asset impairment	128	7,724
Impairment of long-lived assets held for sale	4,572	16,233
Total restructuring and impairment charges	$46,283	$71,847

Schedule of Realignment Non-cash Charges	The following table shows the liability related to the Plan (in thousands):

	Employee Benefits	Contract Terminations	Total
Restructuring liability as of December 31, 2022	$2,995	$2,439	$5,434
Payments	(4,543)	(893)	(5,436)
Adjustments	1,699	1,491	3,190
Total restructuring liability as of September 30, 2023	$151	$3,037	$3,188